Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases (Details)
Rental expenses	¥ 1,334	¥ 243	¥ 269